Income Taxes (Narrative) (Details) (USD $)	12 Months Ended		200 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012
Net loss	$ (3,303,136)	$ (2,734,079)	$ 10,000,000
Deferred income tax benefit	$ 0